Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables, other current liabilities and current contract liabilities

	At December 31,
	2018	2019	2020
	(in thousands)
Trade payables	$9,412	$8,834	$15,701
Other current liabilities:
Employees and social debts	3,091	3,575	7,424
Provisions	352	—	90
Others	1,563	965	962
Total other current liabilities	$5,006	$4,540	$8,476
Contract liabilities:
License and development services agreement (See Note 19)	—	5,085	12,392
Deferred revenue	973	727	753
	$973	$5,812	$13,145
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are generally settled on 30-day terms.
•Other current liabilities, primarily accrued compensation and related social charges, are non-interest bearing.
•The upfront payment received from a strategic partner is deemed to include a financing component, and as such, bears interest.
At December 31, 2018, the Company recorded a provision for risk for $352,000 related to the probable expected costs to be incurred by the Company related to class action litigation (see Note 21 to the Consolidated Financial Statements). The Company incurred $352,000 in related costs in 2019 and reversed the provision accordingly.
Deferred revenue is related to maintenance services as well as development services agreements. At December 31, 2018, 2019 and 2020, deferred revenue totaled $973,000 (recognized in 2019), $727,000 (recognized in 2020) and $753,000 (expected to be recognized during 2021), respectively.